Commitments and contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and contingencies.
Commitments and contingencies

8.Commitments and contingencies

The Partnership is subject to various possible contingencies that arise primarily from interpretation of federal and state laws and regulations affecting the oil and natural gas industry. Such contingencies include differing interpretations as to the prices at which oil and natural gas sales may be made, the prices at which royalty owners may be paid for production from their leases, environmental issues, and other matters. Although management believes that it has complied with the various laws and regulations, administrative rulings, and interpretations thereof, adjustments could be required as new interpretations and regulations are issued. In addition, environmental matters are subject to regulation by various federal and state agencies. The Partnership is currently not a party to any material pending legal proceedings that would give rise to potential loss contingencies.

As of September 30, 2022, the Partnership had incurred approximately $15,757 thousand in capital expenditures that were included in accounts payable, and the Partnership estimates that it is committed to an additional approximately $50,000 thousand in development capital expenditures not yet incurred for wells the Partnership elected to participate in.

9.Commitments and contingencies

The Partnership is subject to various possible contingencies that arise primarily from interpretation of federal and state laws and regulations affecting the oil and natural gas industry. Such contingencies include differing interpretations as to the prices at which oil and natural gas sales may be made, the prices at which royalty owners may be paid for production from their leases, environmental issues and other matters. Although management believes that it has complied with the various laws and regulations, administrative rulings and interpretations thereof, adjustments could be required as new interpretations and regulations are issued. In addition, environmental matters are subject to regulation by various federal and state agencies. As of December 31, 2021 there were no significant outstanding commitments.